The Victory Variable Insurance Funds

3435 Stelzer Road

Columbus, Ohio 43219

April 25, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             The Victory Variable Insurance Funds

File Nos. 333-62051; 811-8979

Ladies and Gentlemen:

On behalf of The Victory Variable Insurance Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus of the Diversified Stock Fund, a series of Registrant, and the form of statement of additional information for Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 26 under the Securities Act to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 15, 2014, accession number 0001104659-14-027762.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

The Victory Variable Insurance Funds

By:	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II
President